FAIR VALUE MEASUREMENTS - Warrant Liability (Details) - Warrant Liability	3 Months Ended
Dec. 31, 2020 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 44,156,250
Change in valuation inputs or other assumptions	55,125,000
Ending balance	99,281,250
Private placement
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	12,560,000
Change in valuation inputs or other assumptions	15,680,000
Ending balance	28,240,000
Initial Public Offering
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	31,596,250
Change in valuation inputs or other assumptions	39,445,000
Ending balance	$ 71,041,250